SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Useful Lives
Years

Buildings	50
Computers, software and electronic equipment	3 - 12
Office furniture and equipment	3 - 17
Vehicles	3 - 7
Leasehold improvements	Over the term of the lease or the useful life of the improvements, whichever is shorter

Schedule of Intangible Assets Estimated Useful Life
Years

Technology	7.9
Customer relationships	6.8
Marketing rights and patents	12.1
Backlog	1.0

Schedule of Calculation of Numerator and Denominator in Basic and Diluted Net Loss Per Share
1.	Numerator:

	Year ended December 31,
	2014	2013	2012
Numerator for basic and diluted net loss per share -
Net loss available to holders of Ordinary shares:
From continuing operations	$(701)	$(9,577)	$(20,922)
From discontinued operations	(795)	(8,320)	(2,270)

	(1,496)	(17,897)	(23,192)

2.	Denominator (number of shares in thousands):

	Year ended December 31,
	2014	2013	2012

Denominator for basic net loss per share -
Weighted average number of shares	42,444	41,961	41,410
Add-employee stock options and convertible subordinated notes	*) -	*) -	*) -

Denominator for diluted net loss per share - adjusted weighted average shares assuming exercise of options	42,444	41,961	41,410

*)	Anti-dilutive.

Schedule of Accumulated Other Comprehensive Income, Net
	Year ended December 31, 2014
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$1,591	$-	$1,591
Other comprehensive income (loss) before reclassifications	(2,205)	(1,791)	(3,996)
Amounts reclassified from accumulated other comprehensive income	-	985	985

Net current-period other comprehensive loss	(2,205)	(806)	(3,011)

Ending balance	$(614)	$(806)	$(1,420)